2015 Equity Incentive Plan (Narrative) (Details) - shares	Jan. 14, 2016	Dec. 15, 2015	Oct. 08, 2015
2015 Equity Incentive Plan Details
Shares reserved for issuance (in Shares)			15,000,000
Number of shares filed with the SEC under registration statement (in Shares)			15,000,000
Number of shares of common stock issuable under the 2015 Plan was increased pursuant to Amendment No. 1 to the 2015 Plan (in Shares)		23,000,000
Number of additional shares filed with the SEC under registration statement (in Shares)	8,000,000